Business Acquisition - Additional Information (Details) - Huanqiuyimeng - CNY (¥)		12 Months Ended
	Aug. 06, 2019	Dec. 31, 2019	Dec. 31, 2020
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Shares issued for acquisition	9,360,000	9,360,000
Cash consideration		¥ 91,100,000
Consideration payable for business acquisition		71,483,973	¥ 15,000,000
Revenues of acquiree since acquisition date		91,422,138
Net loss of acquiree since acquisition date		¥ 24,291,035
Overseas art study services reporting unit
Business Acquisition [Line Items]
Goodwill acquired	¥ 176,046,647
Other educational services reporting unit
Business Acquisition [Line Items]
Goodwill acquired	24,432,148
Trademarks
Business Acquisition [Line Items]
Intangible assets	¥ 79,000,000
Amortization period of intangible assets	10 years
Non-compete arrangements
Business Acquisition [Line Items]
Intangible assets	¥ 56,000,000
Amortization period of intangible assets	6 years
Order backlogs
Business Acquisition [Line Items]
Intangible assets	¥ 4,000,000
Amortization period of intangible assets	1 year 4 months 24 days